AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 7, 2019

No. 333-138490

No. 811-21977

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 721	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 722	☒

(Check appropriate box or boxes)

INVESCO EXCHANGE-TRADED

FUND TRUST II

(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Address of Principal Executive Office)

(800) 983-0903

(Registrant’s Telephone Number, including Area Code)

Anna Paglia, Esquire

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Name and Address of Agent for Service)

With Copies to:

Alan P. Goldberg Stradley Ronon Stevens & Young LLP 191 North Wacker Drive, Suite 1601 Chicago, Illinois 60606	Eric S. Purple Stradley Ronon Stevens & Young LLP 1250 Connecticut Ave, NW, Suite 500 Washington, DC 20036

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on July 7, 2019 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on (date) pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 721 (the “Amendment”) to the Registration Statement on Form N-1A for Invesco Exchange-Traded Fund Trust II (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “Securities Act”) solely for the purpose of designating July 7, 2019 as the new effective date for Post-Effective Amendment No. 618 to the Trust’s Registration Statement, which was filed on July 31, 2017 pursuant to Rule 485(a) under the Securities Act. The effectiveness of the Registration Statement relating to this change was delayed previously pursuant to Post-Effective Amendment Nos. 634, 639, 643, 647, 652, 658, 667, 675, 686, 691, 694, 696, 698, 701, 703, 705, 706, 710, 713, 716, 717 and 719 to the Trust’s Registration Statement filed on October 13, 2017, November 9, 2017, December 1, 2017, December 29, 2017, January 26, 2018, February 23, 2018, March 23, 2018, April 20, 2018, May 18, 2018, June 15, 2018, July 13, 2018, August 10, 2018, September 7, 2018, October 5, 2018, November 2, 2018, November 30, 2018, December 21, 2018, January 18, 2019, February 15, 2019, March 15, 2019, April 12, 2019 and May 10, 2019, respectively. This Amendment relates solely to PowerShares Income Builder Portfolio, a series of the Trust.

This Amendment incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No. 618 to the Trust’s Registration Statement, which was filed on July 31, 2017 and Part C of Post-Effective Amendment No. 720 to the Trust’s Registration Statement, which was filed on May 16, 2019.

2

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and it has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 7th day of June, 2019.

Invesco Exchange-Traded Fund Trust II

By:	/s/ Daniel E. Draper
Daniel E. Draper
Title:	President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Daniel E. Draper	President	June 7, 2019
Daniel E. Draper

/s/ Kelli Gallegos	Treasurer	June 7, 2019
Kelli Gallegos

/s/ Anna Paglia	Secretary	June 7, 2019
Anna Paglia

*/s/ Ronn R. Bagge	Vice Chairman and Trustee	June 7, 2019
Ronn R. Bagge

*/s/ Todd J. Barre	Trustee	June 7, 2019
Todd J. Barre

*/s/ Kevin M. Carome	Trustee	June 7, 2019
Kevin M. Carome

**/s/ Edmund P. Giambastiani, Jr.	Trustee	June 7, 2019
Edmund P. Giambastiani, Jr.

**/s/ Victoria J. Herget	Trustee	June 7, 2019
Victoria J. Herget

*/s/ Marc M. Kole	Trustee	June 7, 2019
Marc M. Kole

*/s/ Yung Bong Lim	Trustee	June 7, 2019
Yung Bong Lim

**/s/ Joanne Pace	Trustee	June 7, 2019
Joanne Pace

*/s/ Gary R. Wicker	Trustee	June 7, 2019
Gary R. Wicker

*/s/ Donald H. Wilson	Chairman and Trustee	June 7, 2019
Donald H. Wilson

*By: /s/ Anna Paglia		June 7, 2019
Anna Paglia
Attorney-In-Fact

*	Anna Paglia signs pursuant to a power of attorney filed with Post-Effective Amendment No. 707 to the Trust’s Registration Statement and incorporated by reference herein.
**	Anna Paglia signs pursuant to a power of attorney filed herewith.

Power of Attorney

Invesco Exchange-Traded Fund Trust II (the “Trust”)

The undersigned does hereby constitute and appoint Alan P. Goldberg, Eric S. Purple and Anna Paglia, and each of them, his true and lawful attorney and agent, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorney and agent may deem necessary or advisable or which may be required to enable the Trust to comply with the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended (the “1940 Act”), and any rules, regulations or requirements of the Securities and Exchange Commission (“SEC”) in respect thereof, in connection with the Trust’s Registration Statement on a form prescribed by the SEC pursuant to the 1933 Act and the 1940 Act, together with any and all amendments thereto, including within the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a Trustee of the Trust such Registration Statement and any and all such amendments filed with the SEC under the 1933 Act and the 1940 Act, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorney and agents shall do or cause to be done by virtue hereof.

/s/ Edmund P. Giambastiani, Jr.
Edmund P. Giambastiani, Jr.

Date: June 1, 2019

Power of Attorney

Invesco Exchange-Traded Fund Trust II (the “Trust”)

The undersigned does hereby constitute and appoint Alan P. Goldberg, Eric S. Purple and Anna Paglia, and each of them, her true and lawful attorney and agent, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorney and agent may deem necessary or advisable or which may be required to enable the Trust to comply with the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended (the “1940 Act”), and any rules, regulations or requirements of the Securities and Exchange Commission (“SEC”) in respect thereof, in connection with the Trust’s Registration Statement on a form prescribed by the SEC pursuant to the 1933 Act and the 1940 Act, together with any and all amendments thereto, including within the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a Trustee of the Trust such Registration Statement and any and all such amendments filed with the SEC under the 1933 Act and the 1940 Act, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorney and agents shall do or cause to be done by virtue hereof.

/s/ Victoria J. Herget
Victoria J. Herget

Date: June 1, 2019

Power of Attorney

Invesco Exchange-Traded Fund Trust II (the “Trust”)

The undersigned does hereby constitute and appoint Alan P. Goldberg, Eric S. Purple and Anna Paglia, and each of them, her true and lawful attorney and agent, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorney and agent may deem necessary or advisable or which may be required to enable the Trust to comply with the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended (the “1940 Act”), and any rules, regulations or requirements of the Securities and Exchange Commission (“SEC”) in respect thereof, in connection with the Trust’s Registration Statement on a form prescribed by the SEC pursuant to the 1933 Act and the 1940 Act, together with any and all amendments thereto, including within the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a Trustee of the Trust such Registration Statement and any and all such amendments filed with the SEC under the 1933 Act and the 1940 Act, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorney and agents shall do or cause to be done by virtue hereof.

/s/ Joanne Pace
Joanne Pace

Date: June 1, 2019